N-4	Jul. 28, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
Entity Central Index Key	0000354912
Entity Investment Company Type	N-4
Document Period End Date	Jul. 28, 2025
Amendment Flag	false
VALIC Polaris Platinum Elite VA (333-201800)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	This supplement updates certain information in the Appendix A – Underlying Funds Available Under the Contract to the most recent prospectus, updating summary prospectus, and initial summary prospectus (collectively, the “Prospectus”). Effective on or about July 28, 2025, the Current Expenses for below Underlying Funds have been updated as follows.
Underlying Fund Name	Share Class	New Current Expense
SA Allocation Aggressive Portfolio	Class 3	1.03%*
SA Allocation Balanced Portfolio	Class 3	1.00%*
SA Allocation Moderate Portfolio	Class 3	1.01%*
SA Allocation Moderately Aggressive Portfolio	Class 3	1.01%*
SA American Century Inflation Managed Portfolio	Class 3	0.91%
SA Franklin Allocation Moderately Aggressive Portfolio	Class 3	1.14%*
* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. For additional information, see the Underlying Fund prospectus available online at www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.This supplement updates certain information in Appendix A - Underlying Funds Available Under the Contract in the most recent Prospectus and Summary Prospectuses (together, the "Prospectus"). You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.Effective on or about July 28, 2025, the SA Wellington Government and Quality Bond Portfolio is renamed the SA Goldman Sachs Government and Quality Bond Portfolio and Goldman Sachs Asset Management L.P. became its subadvisor as below:
Former Underlying Fund Name Advisor Subadvisor	New Underlying Fund Name Advisor Subadvisor
SA Wellington Government and Quality Bond Portfolio SunAmerica Asset Management, LLC Wellington Management Company LLP	SA Goldman Sachs Government and Quality Bond Portfolio SunAmerica Asset Management, LLC Goldman Sachs Asset Management L.P.
Effective on or about July 28, 2025, the SA JPMorgan Global Equities Portfolio is renamed the SA Fidelity Institutional AM® Global Equities Portfolio and FIAM LLC became its subadvisor. Additionally, the current expense is amended as below:]
Former Underlying Fund Name Advisor Subadvisor	New Underlying Fund Name Advisor Subadvisor	Share Class	New Current Expense
SA JPMorgan Global Equities Portfolio SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	SA Fidelity Institutional AM® Global Equities Portfolio SunAmerica Asset Management, LLC FIAM LLC	Class 3	1.05%*
* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.All references to the above Underlying Funds in the Prospectuses are replaced accordingly.Additional information regarding the Underlying Funds, including the prospectus for the Underlying Funds, may be obtained by visiting our website at www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.
Temporary Fee Reductions, Current Expenses [Text Block]	This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction.This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction.
VALIC Polaris Platinum Elite VA (333-201800) | SAAllocationAggressivePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Aggressive Portfolio
Current Expenses [Percent]	1.03%
VALIC Polaris Platinum Elite VA (333-201800) | SAAllocationBalancedPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Balanced Portfolio
Current Expenses [Percent]	1.00%
VALIC Polaris Platinum Elite VA (333-201800) | SAAllocationModeratePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Moderate Portfolio
Current Expenses [Percent]	1.01%
VALIC Polaris Platinum Elite VA (333-201800) | SAAllocationModeratelyAggressivePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Moderately Aggressive Portfolio
Current Expenses [Percent]	1.01%
VALIC Polaris Platinum Elite VA (333-201800) | SAAmericanCenturyInflationManagedPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA American Century Inflation Managed Portfolio
Current Expenses [Percent]	0.91%
VALIC Polaris Platinum Elite VA (333-201800) | SAFranklinAllocationModeratelyAggressivePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Franklin Allocation Moderately Aggressive Portfolio
Current Expenses [Percent]	1.14%
VALIC Polaris Platinum Elite VA (333-201800) | SAFidelityInstitutionalAMGlobalEquitiesPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Fidelity Institutional AM® Global Equities Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.05%
VALIC Polaris Platinum Elite VA (333-201800) | SAGoldmanSachsGovernmentandQualityBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Goldman Sachs Government and Quality Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.